ALPS ETF TRUST

(the “Trust”)

ALPS Sector Dividend Dogs ETF (NYSE ARCA: SDOG)

ALPS International Sector Dividend Dogs ETF (NYSE ARCA: IDOG)

ALPS Emerging Sector Dividend Dogs ETF (NYSE ARCA: EDOG)

ALPS REIT Dividend Dogs ETF (NYSE ARCA: RDOG)

Alerian MLP ETF (NYSE ARCA: AMLP)

Alerian Energy Infrastructure ETF (NYSE ARCA: ENFR)

Barron’s 400SM ETF (NYSE ARCA: BFOR)

ALPS Medical Breakthroughs ETF (NYSE ARCA: SBIO)

ALPS Disruptive Technologies ETF (NYSE ARCA: DTEC)

ALPS Clean Energy ETF (NYSE ARCA: ACES)

ALPS | O’Shares U.S. Quality Dividend ETF (NYSE ARCA: OUSA)

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF (NYSE ARCA: OUSM)

ALPS | O’Shares Global Internet Giants ETF (NYSE ARCA: OGIG)

ALPS | O’Shares International Developed Quality Dividend ETF (NYSE ARCA: OEFA)

ALPS Electrification Infrastructure ETF (NASDAQ: ELFY)

(each, a “Fund,” and together, the “Funds”)

SUPPLEMENT DATED SEPTEMBER 11, 2026 TO EACH FUND’S SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION

(“SAI”), EACH DATED MARCH 31, 2026, AS SUPPLEMENTED

Effective as of the date of this Supplement, Kyle Kleckner is a co-portfolio manager of each Fund.

Therefore, effective immediately, the disclosures contained in each Fund’s Summary Prospectus, Prospectus and SAI are modified as follows:

For ALPS Sector Dividend Dogs ETF, ALPS International Sector Dividend Dogs ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS REIT Dividend Dogs ETF, Alerian MLP ETF, Alerian Energy Infrastructure ETF, Barron’s 400SM ETF, and ALPS Medical Breakthroughs ETF, the sections entitled “PORTFOLIO MANAGERS” in each Fund’s Summary Prospectus and Summary Section of each Fund’s Prospectus are hereby deleted and replaced with the following information:

Ryan Mischker, Senior Vice President, Portfolio Management & Research, and Kyle Kleckner, CFA, Portfolio Manager, Portfolio Management & Research, are responsible for the day-to-day management of the Fund. Mr. Mischker and Mr. Kleckner have served in such capacity since March 2015 and September 2026, respectively.

For ALPS Disruptive Technologies ETF, the sections entitled “PORTFOLIO MANAGERS” in the Fund’s Summary Prospectus and Summary Section of the Fund’s Prospectus are hereby deleted and replaced with the following information:

Ryan Mischker, Senior Vice President, Portfolio Management & Research, and Kyle Kleckner, CFA, Portfolio Manager, Portfolio Management & Research, are responsible for the day-to-day management of the Fund. Mr. Mischker has served in such capacity since the Fund’s inception in December 2017. Mr. Kleckner has served in such capacity since September 2026.

For ALPS Clean Energy ETF, the sections entitled “PORTFOLIO MANAGERS” in the Fund’s Summary Prospectus and Summary Section of the Fund’s Prospectus are hereby deleted and replaced with the following information:

Ryan Mischker, Senior Vice President, Portfolio Management & Research, and Kyle Kleckner, CFA, Portfolio Manager, Portfolio Management & Research, are responsible for the day-to-day management of the Fund. Mr. Mischker has served in such capacity since the Fund’s inception in 2018. Mr. Kleckner has served in such capacity since September 2026.

For ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, and ALPS | O’Shares International Developed Quality Dividend ETF, the sections entitled “PORTFOLIO MANAGERS” in each Fund’s Summary Prospectus and Summary Section of each Fund’s Prospectus are hereby deleted and replaced with the following information:

Ryan Mischker, Senior Vice President, Portfolio Management & Research, and Kyle Kleckner, CFA, Portfolio Manager, Portfolio Management & Research, are responsible for the day-to-day management of the Fund. Mr. Mischker has served in such capacity since June 2022. Mr. Kleckner has served in such capacity since September 2026.

For ALPS Electrification Infrastructure ETF, the sections entitled “PORTFOLIO MANAGERS” in each Fund’s Summary Prospectus and Summary Section of the Fund’s Prospectus are hereby deleted and replaced with the following information:

Ryan Mischker, Senior Vice President, Portfolio Management & Research, and Kyle Kleckner, CFA, Portfolio Manager, Portfolio Management & Research, are responsible for the day-to-day management of the Fund. Mr. Mischker has served in such capacity since the Fund’s inception in April 2025. Mr. Kleckner has served in such capacity since September 2026.

For ALPS Sector Dividend Dogs ETF, ALPS International Sector Dividend Dogs ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS REIT Dividend Dogs ETF, Alerian MLP ETF, and Alerian Energy Infrastructure ETF, the section entitled “INVESTMENT ADVISORY SERVICES—Portfolio Management” in each Fund’s Prospectus is hereby deleted and replaced with the following information:

Ryan Mischker, Senior Vice President, Portfolio Management & Research, and Kyle Kleckner, CFA, Portfolio Manager, Portfolio Management & Research, are the Portfolio Managers of the Funds and are also responsible for the refinement and implementation of the equity portfolio management process.

Mr. Mischker has been a Portfolio Manager of the Funds since March 2015. Prior to joining the Adviser, Mr. Mischker served as Compliance Manager of ALPS Fund Services, Inc., where he was primarily responsible for managing all post-trade monitoring for IRS, SEC and registration statement investment guidelines and restrictions. Mr. Mischker has over 20 years of financial services experience and graduated from the University of Northern Colorado with a B.S. in Finance and B.A. in Economics.

Mr. Kleckner, CFA, has been a Portfolio Manager of the Funds since September 2026. Prior to joining the Adviser, Mr. Kleckner served as an Investment Analyst at IFAM Capital, where he contributed to the firm’s investment committee and asset-allocation process for client portfolios and was responsible for multi-asset models, attribution, and tactical recommendations across asset classes. Mr. Kleckner has over 9 years of financial services experience, is a CFA Charterholder, and graduated from Colorado State University with a B.S. in Business Administration with dual concentrations in Finance and Computer Information Systems.

For Barron’s 400SM ETF, the section entitled “INVESTMENT ADVISORY SERVICES—Portfolio Management” in the Fund’s Prospectus is hereby deleted and replaced with the following information:

Ryan Mischker, Senior Vice President, Portfolio Management & Research, and Kyle Kleckner, CFA, Portfolio Manager, Portfolio Management & Research, are the Portfolio Managers of the Fund and are also responsible for the refinement and implementation of the equity portfolio management process.

Mr. Mischker has been a Portfolio Manager of the Fund since March 2015. Prior to joining the Adviser, Mr. Mischker served as Compliance Manager of ALPS Fund Services, Inc., where he was primarily responsible for managing all post-trade monitoring for IRS, SEC and registration statement investment guidelines and restrictions. Mr. Mischker has over 20 years of financial services experience and graduated from the University of Northern Colorado with a B.S. in Finance and B.A. in Economics.

Mr. Kleckner, CFA, has been a Portfolio Manager of the Fund since September 2026. Prior to joining the Adviser, Mr. Kleckner served as an Investment Analyst at IFAM Capital, where he contributed to the firm’s investment committee and asset-allocation process for client portfolios and was responsible for multi-asset models, attribution, and tactical recommendations across asset classes. Mr. Kleckner has over 9 years of financial services experience, is a CFA Charterholder, and graduated from Colorado State University with a B.S. in Business Administration with dual concentrations in Finance and Computer Information Systems.

For ALPS Medical Breakthroughs ETF, the section entitled “INVESTMENT ADVISORY SERVICES—Portfolio Management” in the Fund’s Prospectus is hereby deleted and replaced with the following information:

Ryan Mischker, Senior Vice President, Portfolio Management & Research, and Kyle Kleckner, CFA, Portfolio Manager, Portfolio Management & Research, are the Portfolio Managers of the Fund and are also responsible for the refinement and implementation of the equity portfolio management process.

Mr. Mischker has been a Portfolio Manager of the Fund since March 2015. Prior to joining the Adviser, Mr. Mischker served as Compliance Manager of ALPS Fund Services, Inc., where he was primarily responsible for managing all post-trade monitoring for IRS, SEC and registration statement investment guidelines and restrictions. Mr. Mischker has over 20 years of financial services experience and graduated from the University of Northern Colorado with a B.S. in Finance and B.A. in Economics.

Mr. Kleckner, CFA, has been a Portfolio Manager of the Fund since September 2026. Prior to joining the Adviser, Mr. Kleckner served as an Investment Analyst at IFAM Capital, where he contributed to the firm’s investment committee and asset-allocation process for client portfolios and was responsible for multi-asset models, attribution, and tactical recommendations across asset classes. Mr. Kleckner has over 9 years of financial services experience, is a CFA Charterholder, and graduated from Colorado State University with a B.S. in Business Administration with dual concentrations in Finance and Computer Information Systems.

For ALPS Disruptive Technologies ETF, the section entitled “INVESTMENT ADVISORY SERVICES—Portfolio Management” in the Fund’s Prospectus is hereby deleted and replaced with the following information:

Ryan Mischker, Senior Vice President, Portfolio Management & Research, and Kyle Kleckner, CFA, Portfolio Manager, Portfolio Management & Research, are the Portfolio Managers of the Fund and are also responsible for the refinement and implementation of the equity portfolio management process.

Mr. Mischker has been a Portfolio Manager of the Fund since December 2017. Prior to joining the Adviser, Mr. Mischker served as Compliance Manager of ALPS Fund Services, Inc., where he was primarily responsible for managing all post-trade monitoring for IRS, SEC and registration statement investment guidelines and restrictions. Mr. Mischker has over 20 years of financial services experience and graduated from the University of Northern Colorado with a B.S. in Finance and B.A. in Economics.

Mr. Kleckner, CFA, has been a Portfolio Manager of the Fund since September 2026. Prior to joining the Adviser, Mr. Kleckner served as an Investment Analyst at IFAM Capital, where he contributed to the firm’s investment committee and asset-allocation process for client portfolios and was responsible for multi-asset models, attribution, and tactical recommendations across asset classes. Mr. Kleckner has over 9 years of financial services experience, is a CFA Charterholder, and graduated from Colorado State University with a B.S. in Business Administration with dual concentrations in Finance and Computer Information Systems.

For ALPS Clean Energy ETF, the section entitled “INVESTMENT ADVISORY SERVICES—Portfolio Management” in the Fund’s Prospectus is hereby deleted and replaced with the following information:

Ryan Mischker, Senior Vice President, Portfolio Management & Research, and Kyle Kleckner, CFA, Portfolio Manager, Portfolio Management & Research, are the Portfolio Managers of the Fund and are also responsible for the refinement and implementation of the equity portfolio management process.

Mr. Mischker has been a Portfolio Manager of the Fund since the Fund’s inception in 2018. Prior to joining the Adviser, Mr. Mischker served as Compliance Manager of ALPS Fund Services, Inc., where he was primarily responsible for managing all post-trade monitoring for IRS, SEC and registration statement investment guidelines and restrictions. Mr. Mischker has over 20 years of financial services experience and graduated from the University of Northern Colorado with a B.S. in Finance and B.A. in Economics.

Mr. Kleckner, CFA, has been a Portfolio Manager of the Fund since September 2026. Prior to joining the Adviser, Mr. Kleckner served as an Investment Analyst at IFAM Capital, where he contributed to the firm’s investment committee and asset-allocation process for client portfolios and was responsible for multi-asset models, attribution, and tactical recommendations across asset classes. Mr. Kleckner has over 9 years of financial services experience, is a CFA Charterholder, and graduated from Colorado State University with a B.S. in Business Administration with dual concentrations in Finance and Computer Information Systems.

For ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, and ALPS | O’Shares International Developed Quality Dividend ETF, the section entitled “INVESTMENT ADVISORY SERVICES—Portfolio Management” in each Fund’s Prospectus is hereby deleted and replaced with the following information:

Ryan Mischker, Senior Vice President, Portfolio Management & Research, and Kyle Kleckner, CFA, Portfolio Manager, Portfolio Management & Research, are the Portfolio Managers of the Fund and are also responsible for the refinement and implementation of the equity portfolio management process.

Mr. Mischker has been a Portfolio Manager of the Funds since June 2022. Prior to joining the Adviser, Mr. Mischker served as Compliance Manager of ALPS Fund Services, Inc., where he was primarily responsible for managing all post-trade monitoring for IRS, SEC and registration statement investment guidelines and restrictions. Mr. Mischker has over 20 years of financial services experience and graduated from the University of Northern Colorado with a B.S. in Finance and B.A. in Economics.

Mr. Kleckner, CFA, has been a Portfolio Manager of the Funds since September 2026. Prior to joining the Adviser, Mr. Kleckner served as an Investment Analyst at IFAM Capital, where he contributed to the firm’s investment committee and asset-allocation process for client portfolios and was responsible for multi-asset models, attribution, and tactical recommendations across asset classes. Mr. Kleckner has over 9 years of financial services experience, is a CFA Charterholder, and graduated from Colorado State University with a B.S. in Business Administration with dual concentrations in Finance and Computer Information Systems.

For ALPS Electrification Infrastructure ETF, the section entitled “INVESTMENT ADVISORY SERVICES—Portfolio Management” in the Fund’s Prospectus is hereby deleted and replaced with the following information:

Ryan Mischker, Senior Vice President, Portfolio Management & Research, and Kyle Kleckner, CFA, Portfolio Manager, Portfolio Management & Research, are the Portfolio Managers of the Fund and are also responsible for the refinement and implementation of the equity portfolio management process.

Mr. Mischker has been a Portfolio Manager of the Fund since the Fund’s inception in April 2025. Prior to joining the Adviser, Mr. Mischker served as Compliance Manager of ALPS Fund Services, Inc., where he was primarily responsible for managing all post-trade monitoring for IRS, SEC and registration statement investment guidelines and restrictions. Mr. Mischker has over 20 years of financial services experience and graduated from the University of Northern Colorado with a B.S. in Finance and B.A. in Economics.

Mr. Kleckner, CFA, has been a Portfolio Manager of the Fund since September 2026. Prior to joining the Adviser, Mr. Kleckner served as an Investment Analyst at IFAM Capital, where he contributed to the firm’s investment committee and asset-allocation process for client portfolios and was responsible for multi-asset models, attribution, and tactical recommendations across asset classes. Mr. Kleckner has over 9 years of financial services experience, is a CFA Charterholder, and graduated from Colorado State University with a B.S. in Business Administration with dual concentrations in Finance and Computer Information Systems.

The following information is added to the table in the section entitled “OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS; COMPENSATION OF THE PORTFOLIO MANAGERS” in the SAI:

Accounts Managed				Accounts With Respect to Which the Advisory Fee is based on the Performance of the Account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Kyle Kleckner, CFA*	Registered Investment Companies	10	$5.79 billion	N/A	N/A
	Other Pooled Investment Vehicles	N/A	N/A	N/A	N/A
	Other Accounts	N/A	N/A	N/A	N/A

*	Other Accounts Managed Information for Mr. Kleckner is as of August 31, 2026.

The section entitled “Portfolio Manager Compensation Structure Disclosure—ALPS Advisors, Inc.” the SAI is hereby deleted and replaced with the following information:

The Adviser is responsible for the day-to-day management of each Fund, except the REIT Fund, the MNBD Fund, the SMTH Fund and the LGRO Fund, as described below. Mr. Mischker and Mr. Kleckner, who are responsible for the day-to-day management of each Fund with the exception of the RFCI Fund, the RFDA Fund, the RFFC Fund, the REIT Fund, the MNBD Fund, the LGRO Fund and the SMTH Fund, and with the exception of the RIGS Fund for Mr. Kleckner only, are paid a base salary, plus a discretionary bonus. The bonus for Mr. Mischker and Mr. Kleckner is determined by the business unit’s revenue and profitability as well as the individual’s contribution to the business unit. The bonus for Mr. Mischker and Mr. Kleckner is discretionary and is not based specifically on portfolio performance. Mr. Spahr and Mr. Hewitt, who are responsible for the day-to-day management of the RFFC Fund, RFCI Fund, and RFDA Fund, are paid a base salary, plus a discretionary bonus. The bonus for Mr. Spahr and Mr. Hewitt is determined by the business unit’s revenue and profitability as well as the individual’s contribution to the business unit. The bonus for Mr. Spahr and Mr. Hewitt is discretionary and is not based specifically on portfolio performance. Mr. Proctor, who is responsible for the day-to-day management of the RIGS Fund and the RFCI Fund, is paid a base salary, plus a discretionary bonus. The bonus for Mr. Proctor is determined by the business unit’s revenue and profitability as well as the individual’s contribution to the business unit. The bonus for Mr. Proctor is discretionary and is not based specifically on portfolio performance.

The table in the section entitled “SECURITIES OWNERSHIP OF THE PORTFOLIO MANAGERS” in the SAI is amended to reflect that Mr. Kleckner’s Dollar Range of Fund Shares Beneficially Owned for each of the Funds as of August 31, 2026 is “None.”

Corresponding changes are hereby made to all other sections of each Fund’s Summary Prospectus, Prospectus and SAI, as applicable.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE